Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Commitments and Contingencies Disclosure [Line Items]
Rent expense including equipment rental	$ 429.0	$ 447.1	$ 469.4
Sublease income	4.6	3.0	2.8
Operating Lease Expense
Commitments and Contingencies Disclosure [Line Items]
Rent related accruals	$ 262.7	$ 254.0